Schedule V - Valuation Allowances and Qualifying Accounts (Detail) (Allowance for estimated losses on mortgage loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for estimated losses on mortgage loans
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of period		$ 637	$ 1,670
Additions charged to costs and expenses	1,832	(637)	1,642
Other additions
Deductions			2,675
Balance as of end of period	$ 1,832		$ 637